Share Capital (Details) - Stock options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Outstanding Balance, Beginning	900,000	2,235,000
Cancelled and Expired	(40,000)	(1,335,000)
Outstanding Balance, Ending	860,000	900,000
Weighted Average Exercise Price Outstanding Balance, Beginning	$ 0.50	$ 0.49
Weighted Average Exercise Price, Expired	0.30	0.49
Weighted Average Exercise Price Outstanding, Ending Balance	0.51	$ 0.50
Exercise Price Range, Minimum	0.50
Exercise Price Range, Maximum	$ 0.52